CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 61,771	$ 54,163	$ 49,627	$ 115,934	$ 101,881
Excise taxes	(4,674)	(4,647)	(4,951)	(9,321)	(9,306)
Revenues from sales	57,097	49,516	44,676	106,613	92,575
Purchases, net of inventory variation	(38,308)	(27,347)	(29,158)	(65,655)	(60,013)
Other operating expenses	(8,038)	(8,675)	(7,834)	(16,713)	(15,398)
Exploration costs	(95)	(133)	(97)	(228)	(178)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,075)	(3,206)	(3,258)	(6,281)	(6,256)
Other income	330	471	544	801	791
Other expenses	(279)	(1,225)	(287)	(1,504)	(578)
Financial interest on debt	(817)	(791)	(816)	(1,608)	(1,541)
Financial income and expense from cash & cash equivalents	245	222	327	467	617
Cost of net debt	(572)	(569)	(489)	(1,141)	(924)
Other financial income	482	294	429	776	747
Other financial expense	(184)	(223)	(203)	(407)	(452)
Net income (loss) from equity affiliates	1,271	817	529	2,088	1,192
Income taxes	(3,154)	(3,788)	(2,106)	(6,942)	(4,839)
CONSOLIDATED NET INCOME	5,475	5,932	2,746	11,407	6,667
TotalEnergies share	5,438	5,810	2,687	11,248	6,538
Non-controlling interests	$ 37	$ 122	$ 59	$ 159	$ 129
Earnings per share (in dollars or Euros per share) | (per share)	$ 2.44	$ 2.68	$ 1.18	$ 5.11	$ 2.88
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 2.41	$ 2.64	$ 1.17	$ 5.06	$ 2.85